Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap ETFTM

Supplement, dated November 12, 2015, to the

Prospectus, dated December 29, 2014, and Statement of Additional Information (SAI), dated

December 29, 2014, as supplemented February 27, 2015, and March 4, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective November 12, 2015, the management fee of Schwab U.S. Large-Cap ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Large-Cap ETF	0.04%	0.03%

Accordingly, the following changes to the Prospectus and SAI are effective November 12, 2015:

1.	The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.03
Other expenses	None

Total annual fund operating expenses	0.03

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$3	$10	$17	$39

Schwab U.S. Large-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap ETFTM

Supplement, dated November 12, 2015, to the

Prospectus, dated December 29, 2014, and Statement of Additional Information (SAI), dated

December 29, 2014, as supplemented February 27, 2015, and March 4, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective November 12, 2015, the management fee of Schwab U.S. Large-Cap ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Large-Cap ETF	0.04%	0.03%

Accordingly, the following changes to the Prospectus and SAI are effective November 12, 2015:

1.	The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.03
Other expenses	None

Total annual fund operating expenses	0.03

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$3	$10	$17	$39

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. Large-Cap ETF | Schwab U.S. Large-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.03%
1 year	rr_ExpenseExampleYear01	$ 3
3 years	rr_ExpenseExampleYear03	10
5 years	rr_ExpenseExampleYear05	17
10 years	rr_ExpenseExampleYear10	$ 39